Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
Note 28: Leases
For periods beginning from January 1, 2019
:
Lessee
In the ordinary course of business, the Company enters into leases primarily for property and equipment. The carrying amount and the related depreciation for the right-of-use assets for the year ending December 31, 2019 were as follows:

		Year ended December 31, 2019

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Carrying amount	213	40	1	254
Depreciation	52	1	1	54
Expenses related to short-term leases were $27 million and were recognized in the consolidated income statement for the year ending December 31, 2019.
For the year ending December 31, 2019, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $88 million.
The following table sets forth the company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2019 are as follows:

December 31,

2019
2020	80
2021	75
2022	60
2023	41
2024	34
2025 and thereafter	64
Total undiscounted cash flows	354
Lease liabilities included in the consolidated statement of financial position
Current	69
Non-current	253
As of December 31, 2019, the Company was committed to leases with future cash outflows totaling $190 million, which had not yet commenced and therefore are not accounted for as a liability as of December 31, 2019. A liability and corresponding right-of-use
asset will be recognized for these leases at the lease commencement date.
With certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.
Lessor
The Company acts as lessor in the ordinary course of business primarily to recover costs associated with leases of office space that it no longer requires.

Operating lease income was $10 million and was recognized in the consolidated income statement for the year ending December 31, 2019.
The Company is entitled to receive the following aggregate undiscounted payments for operating leases:

December 31,

2019
2020	25
2021	6
31
The Company is entitled to receive the following aggregate undiscounted payments for finance leases:

December 31,

2019
2020	9
2021	8
2022	7
2023	6
2024	7
2025 and thereafter	7
Total undiscounted lease payments to be received	44
Unearned finance income	(4)
Net investment in leases	40
For periods prior to January 1, 2019:
Leases
Payments for leases are contractual obligations as scheduled per each agreement. Operating lease payments in 2018 were $90 million. Sublease payments received in 2018 were $15 million.